Amount due from / to related party	6 Months Ended
Jun. 30, 2016
Related Party Transaction, Due from (to) Related Party [Abstract]
Amount due from / to related party

7.  Amount due from / to related party

Amount due from / to related party are as follows:

	Jun 30	Dec 31
	2016	2015
	(unaudited)	(audited)
	$	$

Amount due from related party	11,779	14,490
Amount due to related party	-	-

As of June 30, 2016 and Dec 31, 2015, the amount due from/to related party, represent advances from shareholders of the Group, are interest free, unsecured, and have no fixed repayment terms.